INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Details Narrative)	1 Months Ended	3 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Sep. 30, 2016
Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor SA [Member]
Disclosure of associates [line items]
Ownership interest	15.00%	14.84%	14.93%
Servicios de Market Infrastructure OTC SA [Member]
Disclosure of associates [line items]
Ownership interest		11.93%	12.07%